Risk Management - Schedule of Capital Ratios (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Capital Ratios [Line Items]
Total capital	R$ 2,401,814	R$ 1,098,552
Risk-weighted assets	R$ 20,460,446	R$ 11,342,536
Common equity Tier I ratio	9.25%	9.69%
Tier I ratio	9.25%	9.69%
Car (total capital ratio)	11.74%	9.69%
Common Equity Tier I [Member]
Schedule of Capital Ratios [Line Items]
Total capital	R$ 1,893,357	R$ 1,098,552
Tier I [Member]
Schedule of Capital Ratios [Line Items]
Total capital	1,893,357	1,098,552
Tier II [Member]
Schedule of Capital Ratios [Line Items]
Total capital	508,457
Credit Risk (RWA CPAD) [Member]
Schedule of Capital Ratios [Line Items]
Risk-weighted assets	16,534,435	7,183,591
Market Risk (RWA MPAD) [Member]
Schedule of Capital Ratios [Line Items]
Risk-weighted assets	75,125	28,941
Operational Risk (RWA OPAD) [Member]
Schedule of Capital Ratios [Line Items]
Risk-weighted assets	1,972,208	2,242,859
Payment Service Risk (RWA SP) [Member]
Schedule of Capital Ratios [Line Items]
Risk-weighted assets	R$ 1,878,678	R$ 1,887,144